Leases - Future Rental Payment Commitments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 3,111
2016	1,973
2017	1,120
2018	747
2019	707
Thereafter	2,856
Total minimum lease payments	$ 10,514